Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

October 31, 2020

LSF-QTLY-1220
1.809078.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.8%
Interactive Media & Services - 6.9%
Alphabet, Inc. Class A (a)	35,700	$57,695
Facebook, Inc. Class A (a)	217,100	57,121
Tencent Holdings Ltd. sponsored ADR	313,000	23,894
		138,710
Media - 3.4%
Altice U.S.A., Inc. Class A (a)	1,493,800	40,258
Nexstar Broadcasting Group, Inc. Class A	347,798	28,659
		68,917
Wireless Telecommunication Services - 3.5%
T-Mobile U.S., Inc.	653,000	71,549

TOTAL COMMUNICATION SERVICES		279,176

CONSUMER DISCRETIONARY - 17.8%
Automobiles - 2.0%
Tesla, Inc. (a)	102,000	39,580
Hotels, Restaurants & Leisure - 10.9%
Boyd Gaming Corp.	1,482,700	47,031
Caesars Entertainment, Inc. (a)	1,853,080	83,054
MGM Mirage, Inc.	369,500	7,601
Penn National Gaming, Inc. (a)	1,317,970	71,144
Studio City International Holdings Ltd. ADR (a)	695,700	10,575
		219,405
Household Durables - 1.3%
Tempur Sealy International, Inc. (a)	296,700	26,406
Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	77,400	23,583
Amazon.com, Inc. (a)	6,400	19,431
		43,014
Specialty Retail - 1.5%
Lowe's Companies, Inc.	192,100	30,371

TOTAL CONSUMER DISCRETIONARY		358,776

CONSUMER STAPLES - 3.0%
Food Products - 3.0%
Darling Ingredients, Inc. (a)	526,083	22,622
JBS SA	11,023,700	37,367
		59,989
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Renewable Energy Group, Inc. (a)	215,500	12,154
FINANCIALS - 3.9%
Banks - 1.7%
Bank of America Corp.	652,399	15,462
JPMorgan Chase & Co.	199,700	19,579
		35,041
Consumer Finance - 1.4%
OneMain Holdings, Inc.	788,900	27,525
Insurance - 0.8%
Arthur J. Gallagher & Co.	156,900	16,272

TOTAL FINANCIALS		78,838

HEALTH CARE - 12.3%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	134,100	15,440
Regeneron Pharmaceuticals, Inc. (a)	25,000	13,589
		29,029
Health Care Providers & Services - 3.9%
HCA Holdings, Inc.	42,800	5,305
Humana, Inc.	80,800	32,262
Oak Street Health, Inc. (a)	3,000	143
UnitedHealth Group, Inc.	133,500	40,736
		78,446
Life Sciences Tools & Services - 6.3%
Charles River Laboratories International, Inc. (a)	80,900	18,421
IQVIA Holdings, Inc. (a)	370,100	56,992
Thermo Fisher Scientific, Inc.	107,500	50,860
		126,273
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co.	228,100	13,332

TOTAL HEALTH CARE		247,080

INDUSTRIALS - 5.7%
Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (a)	111,600	10,044
Airlines - 0.9%
Air Canada (a)	1,577,500	17,441
Building Products - 1.0%
Carrier Global Corp.	603,300	20,144
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd. (a)	46,866	3
Machinery - 1.2%
Allison Transmission Holdings, Inc.	231,300	8,361
Fortive Corp.	242,600	14,944
		23,305
Marine - 0.0%
Genco Shipping & Trading Ltd.	831	5
Professional Services - 0.5%
ASGN, Inc. (a)	162,500	10,836
Trading Companies & Distributors - 1.6%
HD Supply Holdings, Inc. (a)	328,700	13,102
United Rentals, Inc. (a)	107,800	19,220
		32,322

TOTAL INDUSTRIALS		114,100

INFORMATION TECHNOLOGY - 31.8%
Electronic Equipment & Components - 3.4%
CDW Corp.	138,400	16,968
Vontier Corp. (a)	97,040	2,789
Zebra Technologies Corp. Class A (a)	175,300	49,722
		69,479
IT Services - 12.1%
EPAM Systems, Inc. (a)	170,200	52,583
Global Payments, Inc.	305,700	48,221
GoDaddy, Inc. (a)	261,600	18,506
MasterCard, Inc. Class A	125,000	36,080
PayPal Holdings, Inc. (a)	283,200	52,712
Snowflake Computing, Inc.	6,200	1,550
Visa, Inc. Class A	194,000	35,252
		244,904
Semiconductors & Semiconductor Equipment - 5.6%
Array Technologies, Inc.	45,100	1,662
Lam Research Corp.	132,600	45,360
Microchip Technology, Inc.	254,500	26,743
Micron Technology, Inc. (a)	285,500	14,372
ON Semiconductor Corp. (a)	972,900	24,410
		112,547
Software - 10.7%
Adobe, Inc. (a)	185,600	82,982
Microsoft Corp.	346,200	70,095
Palo Alto Networks, Inc. (a)	108,300	23,955
SS&C Technologies Holdings, Inc.	489,797	29,006
VMware, Inc. Class A (a)(b)	73,000	9,397
		215,435

TOTAL INFORMATION TECHNOLOGY		642,365

MATERIALS - 4.8%
Chemicals - 1.7%
CF Industries Holdings, Inc.	433,900	11,980
The Chemours Co. LLC	1,129,328	22,745
		34,725
Containers & Packaging - 2.2%
Berry Global Group, Inc. (a)	407,300	18,992
WestRock Co.	659,700	24,772
		43,764
Metals & Mining - 0.9%
First Quantum Minerals Ltd.	1,634,200	18,779

TOTAL MATERIALS		97,268

UTILITIES - 3.7%
Electric Utilities - 2.0%
NRG Energy, Inc.	872,700	27,595
PG&E Corp. (a)	1,445,402	13,818
		41,413
Independent Power and Renewable Electricity Producers - 1.7%
Vistra Corp.	1,948,010	33,837

TOTAL UTILITIES		75,250

TOTAL COMMON STOCKS
(Cost $1,321,707)		1,964,996

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.10% (c)	54,886,037	54,897
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	9,661,592	9,663
TOTAL MONEY MARKET FUNDS
(Cost $64,557)		64,560
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,386,264)		2,029,556
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,734)
NET ASSETS - 100%		$2,017,822

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$17
Fidelity Securities Lending Cash Central Fund	7
Total	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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